Earnings Per Share ("EPS")	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Earnings Per Share ("EPS")
19.	EARNINGS PER SHARE (“EPS”)

A reconciliation of net income attributable to Baidu, Inc. in the consolidated statements of comprehensive income to the numerator for the computation of basic and diluted per share for the years ended December 31, 2017, 2018 and 2019 is as follows:

	For the years ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
	(In millions)
Net income attributable to Baidu, Inc.	18,301	27,573	2,057	296
Accretion of the redeemable noncontrolling interests	17	(130)	(77)	(11)
Numerator for basic EPS computation	18,318	27,443	1,980	285
Impact of subsidiaries’ and investees’ diluted earnings per share	—	—	(28)	(4)
Numerator for diluted EPS computation	18,318	27,443	1,952	281

The following table sets forth the computation of basic and diluted earnings per Class A and Class B ordinary share.

	For the years ended December 31,
	2017		2018		2019		2019
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
	(In millions, except for number of shares, per share and per ADS data)
Earnings per share – basic:
Numerator
Allocation of net income attributable to Baidu, Inc.	14,488	3,830	21,780	5,663	1,571	226	409	59
Denominator

Weighted average ordinary shares outstanding	27,464,760	7,260,363	27,697,335	7,201,254	27,633,243	27,633,243	7,201,254	7,201,254

Denominator used for basic EPS	27,464,760	7,260,363	27,697,335	7,201,254	27,633,243	27,633,243	7,201,254	7,201,254

Earnings per share – basic	527.51	527.51	786.36	786.36	56.84	8.16	56.84	8.16

Earnings per share – diluted:
Numerator
Allocation of net income attributable to Baidu, Inc. for diluted computation	14,513	3,805	21,824	5,619	1,549	223	403	58
Reallocation of net income attributable to Baidu, Inc. as a result of conversion of Class B to Class A shares	3,805	—	5,619	—	403	58	—	—

Numerator for diluted EPS calculation	18,318	3,805	27,443	5,619	1,952	281	403	58
Denominator
Weighted average ordinary shares outstanding	27,464,760	7,260,363	27,697,335	7,201,254	27,633,243	27,633,243	7,201,254	7,201,254
Conversion of Class B to Class A ordinary shares	7,260,363	—	7,201,254	—	7,201,254	7,201,254	—	—
Share-based awards	227,268	—	272,454	—	50,357	50,357	—	—

Denominator used for diluted EPS	34,952,391	7,260,363	35,171,043	7,201,254	34,884,854	34,884,854	7,201,254	7,201,254

Earnings per share – diluted	524.08	524.08	780.27	780.27	55.96	8.04	55.96	8.04

Earnings per ADS:
Denominator used for earnings per ADS – basic	274,647,600		276,973,350		276,332,430	276,332,430
Denominator used for earnings per ADS – diluted	349,523,907		351,710,430		348,848,540	348,848,540
Earnings per ADS – basic	52.75		78.64		5.68	0.82

Earnings per ADS – diluted	52.41		78.03		5.60	0.80

The Company did not include certain stock options, restricted shares and the effect of convertible senior notes in the computation of diluted earnings per share for the years ended December 31, 2017, 2018 and 2019 because those stock options
,
restricted shares
 and convertible senior notes
were anti-dilutive for earnings per share for the respective years.